Income Taxes - Expected Expiry Dates of NOL's (Details) - United States $ in Thousands	Dec. 31, 2018 USD ($)
Federal NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 15,089
Federal NOL's | 2021-2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	14,323
Federal NOL's | 2035-2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	766
State NOL's
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	32,622
State NOL's | 2021-2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	12,158
State NOL's | 2035-2037
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 20,464